Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of property and equipment by geographic segment	Property and equipment of the Company are located as follows:
	December 31, 2024	December 31, 2023

United States	$2,393	$923
Europe	212	54
Asia/Pacific	306	2
	$2,911	$979

Schedule of sales to major customers	A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:
Year ended December 31,	2024	2023

Customer A	$10,496	$-
	$10,496	$-